Note 7 - Reconciliation of the Provision for Income Taxes Rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(34.00%)	(34.00%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(5.74%)	(5.74%)
Valuation allowance	39.74%	39.74%
Tax expense at actual rate